Document And Entity Information	Mar. 05, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 05, 2020
Entity Registrant Name	Montage Resources Corporation
Entity Central Index Key	0001600470
Entity Emerging Growth Company	false
Entity File Number	001-36511
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	46-4812998
Entity Address Address Line1	122 West John Carpenter Freeway
Entity Address, Address Line Two	Suite 300
Entity Address City Or Town	Irving
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75039
City Area Code	469
Local Phone Number	444-1647
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.01 Per Share
Trading Symbol	MR
Security Exchange Name	NYSE